Leased Properties - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Option to extend, amount	$ 55,055
Operating lease costs	310,028
Operating leases, rent expense		$ 334,000	$ 278,000
Operating lease, payments	311,170
Asset obtained in exchange	$ 330,103
Minimum
Lessee, Lease, Description [Line Items]
Renewal term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Renewal term	20 years